SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
SEGMENT INFORMATION
Schedule of information by segment

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB

	(in thousands)
Net revenues:
Existing home transaction services	30,564,584	31,947,953	24,123,703
New home transaction services	37,937,886	46,472,378	28,650,374
Home renovation and furnishing	108,960	197,452	5,046,627
Emerging and other services	1,869,548	2,134,656	2,848,075
Total	70,480,978	80,752,439	60,668,779

Material costs, Commission and compensation costs:
Existing home transaction services	(18,065,451)	(20,123,501)	(14,510,838)
New home transaction services	(29,787,961)	(37,525,240)	(21,886,020)
Home renovation and furnishing	(127,901)	(195,869)	(3,562,068)
Emerging and other services	(189,855)	(288,593)	(1,956,468)
Total	(48,171,168)	(58,133,203)	(41,915,394)

Contribution:
Existing home transaction services	12,499,133	11,824,452	9,612,865
New home transaction services	8,149,925	8,947,138	6,764,354
Home renovation and furnishing	(18,941)	1,583	1,484,559
Emerging and other services	1,679,693	1,846,063	891,607
Total	22,309,810	22,619,236	18,753,385